Provisions for risks and charges	12 Months Ended
Dec. 31, 2023
Disclosure of other provisions [abstract]
Provisions for risks and charges
30. Provisions for risks and charges
The provisions for risks and charges, which amount to €35,868 thousand in 2023 (€33,550 thousand in 2022), represent management’s best estimate of the amount of potential liabilities. In the Directors’ opinion, based on the information available to them, the total amount allocated for risks and charges at the reporting date is adequate in respect of the liabilities that could arise from the underlying circumstances.
The following tables show the movement of the provision for risks and charges in 2023 and 2022:

(€ thousands)	Legal and fiscal risks	Leased store restoration	Refund liability returns	Other provisions	Total provisions
At January 1, 2023	664	14,808	9,546	8,532	33,550
of which current	—	909	9,546	3,514	13,969
of which non-current	664	13,899	—	5,018	19,581
Provisions	390	2,782	8,373	—	11,545
Releases	(159)	(1,533)	(94)	(2,810)	(4,596)
Utilizations	(119)	(1,515)	(4,547)	(539)	(6,720)
Exchange differences	43	(966)	(282)	31	(1,174)
Business Combination	—	3,254	250	—	3,504
Reclassifications and other	(49)	(25)	(154)	(13)	(241)
At December 31, 2023	770	16,805	13,092	5,201	35,868
of which current	136	672	13,092	2,119	16,019
of which non-current	634	16,133	—	3,082	19,849
The Group is a defendant in various other legal and fiscal lawsuits arising in the ordinary course of business. It is the opinion of the management of the Company that it has meritorious defenses against all such outstanding claims, which the Company will vigorously pursue, and that the outcome of such claims, individually or in the aggregate, will not have a material adverse effect on the Group’s consolidated financial position or results of operations, except as otherwise described above.